Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes stock option award activity for the nine months ended September 30, 2020:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance, January 1, 2020	80,000	$7.01	3.7	-
Granted	-	-	-	-
Balance, September 30, 2020	80,000	$7.01	3.2	-
Exercisable, September 30, 2020	80,000	$7.01	3.2	-

The following table summarizes stock option award activity during 2019:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance, January 1, 2019	290,000	$5.55	4.2	-
Granted	-	-	-	-
Forfeited	(210,000)	5.00	-	-
Balance, December 31, 2019	80,000	7.01	3.7	-
Exercisable, December 31, 2019	53,333	7.01	3.7	-

Schedule of Stock Compensation Expense by Award Type

The exercise price of stock options are equal to the fair market value of the underlying Company common stock on the date of grant.

	For the Twelve Months Ended December 31,
	2019	2018
Stock option awards	$175,675	$304,745
Non-employee awards	1,564,670	2,329,874
Restricted stock unit awards	447,300	559,499
Phantom stock awards	112,270	54,048
	$2,299,915	$3,248,166